ANNUAL REPORT AS OF
MARCH 31, 1997


SEI ASSET
ALLOCATION TRUST



================================================================================
Diversified Conservative Income
================================================================================
Diversified Conservative
================================================================================
Diversified Global Moderate Growth
================================================================================
Diversified Moderate Growth
================================================================================
Diversified Global Growth
================================================================================
Diversified Global Stock
================================================================================
Diversified U.S. Stock
================================================================================

[SEI INVESTEMENTS LOGO]

TABLE OF CONTENTS
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MANAGEMENT'S DISCUSSION AND ANALYSIS
   OF FUND PERFORMANCE...............................................     1
REPORT OF INDEPENDENT ACCOUNTANTS....................................    10
STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS......................    11
STATEMENT OF ASSETS AND LIABILITIES..................................    15
STATEMENT OF OPERATIONS..............................................    16
STATEMENT OF CHANGES IN NET ASSETS...................................    18
FINANCIAL HIGHLIGHTS.................................................    20
NOTES TO FINANCIAL STATEMENTS........................................    21
NOTICE TO SHAREHOLDERS...............................................    24

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
================================================================================
SEI ASSET ALLOCATION TRUST -- MARCH 31, 1997


                      DIVERSIFIED CONSERVATIVE
                           INCOME FUND
     OBJECTIVES: The Diversified Conservative Income Fund seeks to provide current income with the opportunity for capital appreciation through limited participation in the U.S. equity markets.
     STRATEGY: A significant allocation to money market and fixed income funds should provide minimal principal volatility. The Fund is appropriate for investors with shorter time horizons of 2 to 5 years.
     The fixed income component of the Fund provides current income. Under normal conditions, 55% of the Fund's assets are allocated to the U.S. core fixed income strategy, which invests in intermediate-term bonds. A 20% allocation to a money market fund provides liquidity and current income, which will fluctuate with the general level of short-term interest rates.
     Under normal conditions, 25% of the Fund is allocated to domestic equity funds. Style diversification through style-specific equity funds lowers the risks associated with any one particular management style. While the equity component of the Diversified Conservative Income Fund emphasizes large cap funds, some exposure to small cap funds is included for diversification and enhanced returns over the longer term.
     ANALYSIS: The Fund (Class A shares) had an annualized return of 7.9% for the period starting with its inception on June 13, 1996, and ending March 31, 1997. Since July, 1996 the Fund (Class A shares) returned 7.7%, slightly below its equivalently weighted blended benchmark return of 8.0%. Over half of the Fund is allocated to U.S. core fixed income which returned 5.7% for the period, in line with the Lehman Brothers Aggregate Bond Index return. The U.S. core fixed income strategy benefited from its significant exposure to lower rated debt and an overweight to mortgage-backed bonds, both of which had exceptionally strong performance for the period. The longer duration of the strategy relative to the Lehman Brothers Aggregate Bond Index detracted from returns in the volatile interest rate environment; however, the barbell yield structure mitigated this risk. The large cap growth portion of the Fund returned 18.0%, outperforming its benchmark by .38% as an overweight to the technology and financial services industries benefited the strategy. The large cap value stock portion was up a strong 19.2%, although it underperformed its benchmark by 2.8% due to an underweight to such industry leaders as DuPont and Exxon. The 4% allocation to the small cap growth and small cap value strategies demonstrated the benefits of style diversification as the negative return of the small cap growth portion offset the positive return of the small cap value portion.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST -- MARCH 31, 1997

--------------------------------------------------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND (CONTINUED)
--------------------------------------------------------------------------------
                      DIVERSIFIED CONSERVATIVE INCOME FUND
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN 1
--------------------------------------------------------------------------------
                                                  Annualized     Cumulative
                                                  Inception       Inception
                                                    to Date       to Date
--------------------------------------------------------------------------------
Diversified Conservative Income, Class A             7.90%         6.35%
--------------------------------------------------------------------------------
Diversified Conservative Income, Class D             7.38%         5.67%
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI DIVERSIFIED CONSERVATIVE INCOME FUND, CLASS A AND CLASS D, VERSUS THE LEHMAN BROTHERS AGGREGATE BOND INDEX, AND THE SEI COMPOSITE BENCHMARK

[LINE GRAPH]

SEI Diversified Conservative Income Fund, Class A         $10,574
SEI Diversified Conservative Income Fund, Class D         $10,496
SEI Composite Benchmark*                                  $10,592
Lehman Aggregate Bond Index                               $10,431

[PLOT POINTS]
  SEI Diversified     SEI Diversified     SEI Composite     Lehman Aggregate
Conservative Income Conservative Income     Benchmark*        Bond Index
   Fund, Class A      Fund, Class D
      10,000              10,000             10,000             10,000
      10,574              10,496             10,592             10,431



1 FOR THE PERIOD ENDED MARCH 31, 1997. PAST PERFORMANCE IS NO INDICATION OF
  FUTURE PERFORMANCE. THE PERFORMANCE OF CLASS D SHARES MAY BE LOWER THAN THE PERFORMANCE OF CLASS A SHARES BECAUSE OF DIFFERENT DISTRIBUTION FEES PAID BY CLASS D SHAREHOLDERS. CLASS A SHARES WERE OFFERED BEGINNING
  JUNE 13, 1996 AND CLASS D SHARES WERE OFFERED BEGINNING JUNE 21, 1996.

* 75% LEHMAN BROTHERS AGGREGATE BOND INDEX AND 25% WILSHIRE 5000 INDEX.


                              DIVERSIFIED CONSERVATIVE
                                       FUND

     OBJECTIVES: The Diversified Conservative Fund seeks to provide current income with the opportunity for capital appreciation through limited participation in the U.S. and international equity markets.
     STRATEGY: The Fund includes significant allocations to fixed income funds and moderate allocations to equity funds, including exposure to non-U.S. equity and fixed income funds. It is appropriate for investors with an intermediate time horizon of 4 to 12 years.
     The U.S. fixed income component of the Fund invests in intermediate-term bonds with maturities ranging between 5 and 10 years. Intermediate-term bonds provide the Fund with an attractive current yield and a moderate level of volatility. Additionally, exposure to an international fixed income fund provides added diversification and opportunity for enhanced returns.
     The Fund's allocation to U.S. equity funds includes investments in both large cap funds and small cap funds, and provides exposure to distinct styles of equity fund management. An allocation to an international stock fund provides additional diversification. The remainder of the Fund is allocated to a money market fund, providing liquidity and facilitating transactions.
     ANALYSIS: The Fund (Class A shares) had an annualized return of 8.68% for the period starting with its inception on June 26, 1996, and ending March 31, 1997. Since July, 1996 the Fund (Class A shares)returned 7.9%, outperforming its blended benchmark return by .70%. A little under half of the portfolio is allocated to the U.S. core fixed income strategy which returned 5.7% for the period, in line with the Lehman Brothers Aggregate Bond Index return. The strategy benefited from its significant exposure to lower rated debt and an overweight to mortgage-backed bonds, both of which had exceptionally strong performance for the period. The longer duration of the strategy detracted from returns in the volatile interest rate environment; however, the barbell yield structure mitigated this risk. International fixed income returns were flat, but the strategy added to outperformance by beating its bench-mark by 1.10%. This outperformance can mainly be attributed to a relatively small exposure to the U.S. dollar. By maintaining a small exposure to the dollar, the strategy was able to avoid the negative international bond market returns attributed to the dollar's appreciation. The U.S. large cap growth portion of the portfolio outperformed its benchmark by close to 4.0% during this period as strong stock selection within the technology and financial services industry buoyed returns. The large cap value strategy was up 19.2% for the period although it underperformed it benchmark by 2.8%. The 6% allocation to small cap value and small cap growth had little effect as the losses from the small cap growth strategy offset the gains from the small cap value portion. Finally, the international equity portion of the Fund contributed marginally as it outperformed its benchmark by .90%.

--------------------------------------------------------------------------------
                          DIVERSIFIED CONSERVATIVE FUND
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN 1
--------------------------------------------------------------------------------
                                                    Annualized   Cumulative
                                                    Inception    Inception
                                                     to Date      to Date
--------------------------------------------------------------------------------
Diversified Conservative, Class A                      8.68%        6.54%
--------------------------------------------------------------------------------
Diversified Conservative, Class D                      6.53%        4.84%
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI DIVERSIFIED CONSERVATIVE FUND, CLASS A AND CLASS D, VERSUS THE LEHMAN BROTHERS AGGREGATE BOND INDEX, THE WILSHIRE 5000 INDEX, AND THE SEI COMPOSITE BENCHMARK

[LINE GRAPH]

SEI Diversified Conservative Fund, Class A      $10,586
SEI Composite Benchmark*                        $10,536
Lehman Aggregate Bond Index                     $10,431
Wilshire 5000 Index                             $11,062

[PLOT POINTS]
  SEI Diversified     SEI Composite  Lehman Aggregate  Wilshire 5000
Conservative Fund,     Benchmark*       Bond Index         Index
     Class A
     10,000             10,000           10,000           10,000
     10,586             10,536           10,431           11,062



[LINE GRAPH]

SEI Diversified Conservative Fund, Class D      $10,680
SEI Composite Benchmark*                        $10,688
Wilshire 5000 Index                             $11,694
Lehman Aggregate Bond Index                     $10,403

[PLOT POINTS]
  SEI Diversified     SEI Composite  Lehman Aggregate  Wilshire 5000
Conservative Fund,     Benchmark*       Bond Index         Index
     Class D
      10,000             10,000           10,000          10,000
      10,680             10,688           10,403          11,694



1 FOR THE PERIOD ENDED MARCH 31, 1997.  PAST  PERFORMANCE  IS NO  INDICATION  OF
  FUTURE PERFORMANCE. THE PERFORMANCE OF CLASS D SHARES MAY BE LOWER THAN THE PERFORMANCE OF CLASS A SHARES BECAUSE OF DIFFERENT DISTRIBUTION FEES PAID BY CLASS D SHAREHOLDERS. CLASS A SHARES WERE OFFERED BEGINNING
  JUNE 26, 1996 AND CLASS D SHARES WERE OFFERED BEGINNING JULY 1, 1996.

* 45% LEHMAN BROTHERS AGGREGATE BOND INDEX, 32% WILSHIRE 5000 INDEX, 15% SALOMON BROTHERS (WGBI) NON-U.S. INDEX AND 8% MSCI EAFE INDEX.


                               DIVERSIFIED GLOBAL
                              MODERATE GROWTH FUND

     OBJECTIVES: The Diversified Global Moderate Growth Fund seeks to provide long-term capital appreciation through participation in the U.S. and global equity markets with a limited level of current income.
     STRATEGY: The Fund includes significant allocations to both equity and fixed income funds. Relative to the other Funds, the Diversified Global Moderate Growth Fund is a medium-risk fund which is appropriate for investors with an intermediate time horizon of 5 to 15 years.
     The equity component of the Fund provides the opportunity for long-term capital appreciation. Under normal conditions, 48% of the Fund is allocated to four style-specific equity funds invested in U.S. stocks, which lowers the risks inherent in any one particular management style. The allocation to small cap stock

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST -- MARCH 31, 1997


DIVERSIFIED GLOBAL MODERATE GROWTH FUND (CONTINUED)

funds provides additional diversification and enhanced returns over the longer term. The equity component is further diversified with exposure to non-U.S. stocks through international and emerging markets funds.
     The U.S. fixed income portion of the Fund contains intermediate-term bonds with maturities ranging between 5 and 10 years. Exposure to an international fixed income fund and a high yield bond fund provides added diversification and opportunity for enhanced return.
     ANALYSIS: The Fund (Class A shares) had an annualized return of 6.79% for the period starting on its inception date December 13, 1996, and ending March 31, 1997. Since January, 1997 the Fund (Class A shares) returned 1.0%, underperforming an equivalently weighted benchmark return of 1.4%. The U.S. core fixed income portion of the Fund had a negative return for the period as a consequence of the Federal Reserve tightening. The strategy suffered losses due to its longer duration posture; however, these losses were hedged by the strategy's barbell yield curve structure. The international equity strategy also detracted from returns as it was down 5.0% on an annual basis. However, the Fund still managed to outperform the benchmark by .80% due mainly to a strategic underweigting of Japan. The large cap value sector contributed positive returns as there was a continued interest in the stable industry leaders during the quarter. Although it has a very small weighting, the small cap growth's sharp decline in the first quarter served to dampen returns. Finally, the large cap growth and international fixed income strategies detracted slightly from fund performance while the small cap value and high yield bond strategies marginally contributed to fund performance.

--------------------------------------------------------------------------------
                     DIVERSIFIED GLOBAL MODERATE GROWTH FUND
--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN 1
--------------------------------------------------------------------------------
                                    Annualized      Cumulative
                                     Inception      Inception
                                      to Date        to Date
--------------------------------------------------------------------------------
Diversified Global Moderate
   Growth, Class A                     6.79%        1.96%
--------------------------------------------------------------------------------
Diversified Global Moderate
   Growth, Class D                     4.87%        1.52%
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI DIVERSIFIED GLOBAL MODERATE GROWTH FUND, CLASS A AND CLASS D, VERSUS THE LEHMAN BROTHERS AGGREGATE BOND INDEX, THE WILSHIRE 5000 INDEX, THE MSCI EAFE INDEX, AND THE SEI COMPOSITE BENCHMARK

[LINE GRAPH]

SEI Global Moderate Growth Fund, Class A               $10,027
Lehman Aggregate Bond Index                            $ 9,944
Wilshire 5000 Index                                    $10,064
SEI Composite Benchmark*                               $10,035
SEI Global Moderate Growth Fund, Class D               $ 9,993

[PLOT POINTS]
   SEI Global    Lehman Aggregate  Wilshire 5000  SEI Composite     SEI Global
Moderate Growth     Bond Index         Index        Benchmark*   Moderate Growth
 Fund, Class A                                                    Fund, Class D
     10,000           10,000          10,000          10,000          10,000
     10,027            9,944          10,064          10,035           9,933


1 FOR THE PERIOD ENDED MARCH 31, 1997.  PAST  PERFORMANCE  IS NO  INDICATION  OF
  FUTURE PERFORMANCE. THE PERFORMANCE OF CLASS D SHARES MAY BE LOWER THAN THE PERFORMANCE OF CLASS A SHARES BECAUSE OF DIFFERENT DISTRIBUTION FEES PAID BY CLASS D SHAREHOLDERS. CLASS A SHARES WERE OFFERED BEGINNING
  DECEMBER 13, 1996 AND CLASS D SHARES WERE OFFERED BEGINNING DECEMBER 5, 1996.

* 26% LEHMAN BROTHERS AGGREGATE BOND INDEX, 42% WILSHIRE 5000 INDEX, 12% MSCI EAFE INDEX, 8% CS FIRST BOSTON HIGH YIELD INDEX, 6% SALOMON BROTHERS (WGBI) NON-U.S. INDEX AND 6% IFC INVESTABLE COMPOSITE.

                                    DIVERSIFIED MODERATE
                                        GROWTH FUND

      OBJECTIVES: The Diversified Moderate Growth Fund seeks to provide long-term capital appreciation with a limited level of current income.
      STRATEGY: The Fund includes significant allocations to both equity and fixed income funds, including a non-U.S. equity fund.

Relative to the other Funds, the Diversified Moderate Growth Fund is a medium-risk fund which is appropriate for investors with an intermediate time horizon of 5 to 15 years.
     The equity component of the Diversified Moderate Growth Fund provides the opportunity for long-term capital appreciation. Under normal conditions, 48% of the Fund is allocated to four style-specific equity funds invested in U.S. stocks, which lowers the risks inherent in any one particular management style. The allocation to small cap stock funds provides additional diversification and enhanced returns over the longer term. In addition, under normal conditions, 12% of the Fund is allocated to a non-U.S. equity fund which provides further diversification and enhanced returns over the longer term with lower volatility. Under normal conditions, 39% of the Fund is allocated to a U.S. fixed income fund and an international fixed income fund to provide current income and a moderating effect on the volatility of returns. The remainder of the Fund is allocated to a money market fund, providing liquidity and facilitating transactions.
     ANALYSIS: The Fund (Class A shares)had an annualized return of 8.79% for the period starting on the inception date June 10, 1996, and ending March 31, 1997. Since July, 1996 the Fund (Class A shares)returned 9.0%, outperforming its equivalent blended benchmark return of 8.7%. The U.S. core fixed income portion of the Fund returned 5.7% for the period, in line with the Lehman Brothers Aggregate Bond Index return. The strategy benefited from significant exposure to lower rated debt and an overweight to mortgage-backed bonds, both of which had exceptionally strong performance for the period. Performance was buoyed by the large cap growth portion of the Fund which returned 18.0% for the period, outperforming its benchmark by 3.8%. This strategy benefited from overweights to the technology and financial services industries. Returns were also enhanced by the large cap value portion of the portfolio which returned 19.2%, although it underperformed its benchmark by 2.8%. The international equity portion, which outperformed its benchmark, contributed slightly to the Fund's performance with a return of 1.0%. The strategy's strategic allocation in Europe and underweighting of Japan enhanced returns. The international fixed income portion added to the Fund's outperformance by keeping a relatively low exposure to the U.S. dollar. Finally, the modest allocation to small cap value contributed slightly, but was offset by the Fund's small cap growth exposure.

--------------------------------------------------------------------------------
                           DIVERSIFIED MODERATE GROWTH FUND
--------------------------------------------------------------------------------
                            AVERAGE ANNUAL TOTAL RETURN 1
--------------------------------------------------------------------------------
                                           Annualized            Cumulative
                                           Inception              Inception
                                            to Date                to Date
--------------------------------------------------------------------------------
Diversified Moderate Growth, Class A         8.79%                  7.12%
--------------------------------------------------------------------------------
Diversified Moderate Growth, Class D         6.87%                  5.71%
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI DIVERSIFIED MODERATE GROWTH FUND, CLASS A AND CLASS D, VERSUS THE LEHMAN BROTHERS AGGREGATE BOND INDEX, THE WILSHIRE 5000 INDEX, AND THE SEI COMPOSITE BENCHMARK

[LINE GRAPH]

SEI Diversified Moderate Growth Fund, Class A       $10,670
SEI Composite Benchmark*                            $10,647
Lehman Aggregate Bond Index                         $10,431
Wilshire 5000 Index                                 $11,062

[PLOT POINTS]

SEI Diversified     SEI Composite     Lehman Aggregate  Wilshire 5000
Moderate Growth       Benchmark*         Bond Index         Index
 Fund, Class A
     10,000            10,000             10,000           10,000
     10,670            10,647             10,431           11,062

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST -- MARCH 31, 1997


DIVERSIFIED MODERATE GROWTH FUND (CONTINUED)

[LINE GRAPH]

SEI Diversified Moderate Growth Fund, Class D       $10,571
SEI Composite Benchmark*                            $10,662
Lehman Aggregate Bond Index                         $10,571
Wilshire 5000 Index                                 $10,972

[PLOT POINTS]

SEI Diversified     SEI Composite     Lehman Aggregate  Wilshire 5000
Moderate Growth       Benchmark*         Bond Index         Index
 Fund, Class D
     10,000            10,000              10,000           10,000
     10,571            10,662              10,571           10,972


1 FOR THE PERIOD ENDED MARCH 31, 1997. PAST PERFORMANCE IS NO INDICATION OF
  FUTURE PERFORMANCE. THE PERFORMANCE OF CLASS D SHARES MAY BE LOWER THAN THE PERFORMANCE OF CLASS A SHARES BECAUSE OF DIFFERENT DISTRIBUTION FEES PAID BY CLASS D SHAREHOLDERS. CLASS A SHARES WERE OFFERED BEGINNING JUNE 10, 1996 AND CLASS D SHARES WERE OFFERED BEGINNING MAY 30, 1996.

* 48% WILSHIRE 5000 INDEX, 30% LEHMAN BROTHERS AGGREGATE BOND INDEX, , 12% MSCI EAFE INDEX, AND 10% SALOMON BROTHERS (WGBI) NON-U.S. INDEX.


                        DIVERSIFIED GLOBAL GROWTH FUND

      OBJECTIVES: The Diversified Global Growth Fund seeks to provide long-term capital appreciation through participation in the U.S. and international equity markets. Current income is a secondary consideration.
      STRATEGY: The majority of the Fund is allocated to equity funds, including exposure to non-U.S. equities. There is also a modest allocation to fixed income funds. Because of its commitment to equities, the Fund is appropriate for investors with a longer time horizon of 10 to 20 years.
      The domestic equity portion of the Diversified Global Growth Fund invests primarily in large- and some small-sized companies, and provides exposure to distinct styles of growth and value equity fund management. Diversification is further enhanced through exposure to international and emerging markets funds. The U.S. fixed income portion of the Fund contains intermediate-term bonds with maturities ranging between 5 and 10 years. Additionally, exposure to an international fixed income fund and a high yield bond fund provides added diversification and opportunity for enhanced return. The remainder of the Fund is allocated to a money market Fund, providing liquidity and facilitating transactions.
     ANALYSIS: The Fund (Class A shares) had an annualized return of 10.26% for the period beginning on its inception date on June 13, 1996, and ending March 31, 1997. Since July, 1996 the Fund (Class A shares) returned 10.6% outperforming its equivalent blended benchmark return of 10.2%. The large cap growth portion of the portfolio had a strong performance returning 18.0% over the period versus its benchmark period return of 14.2%. This portion outperformed as investors moved toward the quality stocks that dominate this strategy. Overweight to the technology and financial services industries as well as superior stock selection within these industries enhanced return. The Fund also benefited from the bull run in the large cap value sector. Although it underperformed its benchmark, the strategy returned 19.2% as it was buoyed by the strength of the sector. The international equity strategy added to the Fund's outperformance by beating its benchmark by 1.10%. The strategy managed to outperform by underweighting Japan and maintaining superior stock selection in Europe. The emerging markets strategy was up 7.7% driven by an emphasis on the smaller markets. U.S. core fixed income was in line with its benchmark as losses due to a longer duration were offset by a barbell yield curve structure. The small cap value and small cap growth strategy returns of 19.5% and -20.6% respectively offset each other as they both made up approximately 5% of the Fund. Finally, performance in the international fixed income and high yield sectors added marginally as they made up a small percentage of the Fund.

--------------------------------------------------------------------------------
                         DIVERSIFIED GLOBAL GROWTH FUND
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN 1
--------------------------------------------------------------------------------
                                                   Annualized   Cumulative
                                                   Inception    Inception
                                                    to Date      to Date
--------------------------------------------------------------------------------
Diversified Global Growth, Class A                   10.26%        8.10%
--------------------------------------------------------------------------------
Diversified Global Growth, Class D                    8.06%        6.69%
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI DIVERSIFIED GLOBAL GROWTH FUND, CLASS A AND CLASS D, VERSUS THE LEHMAN BROTHERS AGGREGATE BOND INDEX, THE WILSHIRE 5000 INDEX, THE MSCI EAFE INDEX, AND THE SEI COMPOSITE BENCHMARK

{LINE GRAPH]

SEI Diversified Global Growth Fund, Class A      $10,789
SEI Composite Benchmark*                         $10,755
Lehman Aggregate Bond Index                      $10,431
Wilshire 5000 Index                              $11,062
MSCI EAFE Index                                  $ 9,988

[PLOT POINTS]

SEI Diversified   SEI Composite   Lehman    Wilshire   MSCI EAFE
 Global Growth     Benchmark*   Aggregate  5000 Index    Index
 Fund, Class A                  Bond Index
     10,000          10,000       10,000     10,000      10,000
     10,789          10,755       10,431     11,062       9,988

[LINE GRAPH]

SEI Diversified Global Growth Fund, Class D      $10,670
SEI Composite Benchmark*                         $10,747
Lehman Aggregate Bond Index                      $10,571
Wilshire 5000 Index                              $10,972
MSCI EAFE Index                                  $10,044

[PLOT POINTS]

SEI Diversified   SEI Composite   Lehman    Wilshire   MSCI EAFE
 Global Growth     Benchmark*   Aggregate  5000 Index    Index
 Fund, Class D                  Bond Index
     10,000         10,000        10,000     10,000     10,000
     10,670         10,747        10,571     10,972     10,044


1 FOR THE PERIOD ENDED MARCH 31, 1997.  PAST  PERFORMANCE  IS NO  INDICATION  OF
  FUTURE PERFORMANCE. THE PERFORMANCE OF CLASS D SHARES MAY BE LOWER THAN THE PERFORMANCE OF CLASS A SHARES BECAUSE OF DIFFERENT DISTRIBUTION FEES PAID BY CLASS D SHAREHOLDERS. CLASS A SHARES WERE OFFERED BEGINNING
  JUNE 13, 1996 AND CLASS D SHARES WERE OFFERED BEGINNING MAY 30, 1996.

* 56% WILSHIRE 5000 INDEX, 16% MSCI EAFE INDEX, 13% LEHMAN BROTHERS AGGREGATE BOND INDEX, 8% IFC INVESTABLE COMPOSITE, 4% CS FIRST BOSTON HIGH YIELD INDEX AND 3% SALOMON BROTHERS (WGBI) NON-U.S. INDEX.


                               DIVERSIFIED GLOBAL
                                   STOCK FUND

      OBJECTIVES: The Diversified Global Stock Fund seeks to provide long-term capital appreciation through participation in the global equity markets.
      STRATEGY: The Fund invests almost exclusively in U.S. and non-U.S. equities. Because of this Fund's commitment to equities, it is suitable for investors with longer time horizons, who can withstand a high level of principal volatility.
      The Fund is invested primarily in large cap funds. This provides exposure to distinct styles of equity fund management, including value and growth styles. Equity styles go in and out of favor over market cycles, and diversification across these styles provides broad market exposure without a bias towards specific sectors and industries, which reduces the volatility of returns. In addition, a portion of the Fund is allocated to small cap funds to capture the enhanced returns and diversification benefits offered by smaller companies. Style diversification through style-specific equity funds lowers the risks associated with any one particular management style. The remainder of the Fund is allocated to a money market fund, providing liquidity and facilitating transactions.
      ANALYSIS: The Fund (Class A shares) had an annualized return of 2.21% for the period starting on its inception date on December 9, 1996, and ending March 31, 1997. Since January, 1997 the Fund (Class A shares)returned 2.3% versus the equivalent blended benchmark return of 4.7%. The large cap value portion of the Fund boosted performance with an annualized return of 8.5% for the period. The strategy underperformed the benchmark however, due to an underweight of such market leaders as

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST -- MARCH 31, 1997


DIVERSIFIED GLOBAL STOCK FUND (CONTINUED)

Exxon and Dupont. The large cap growth strategy returned -0.90% as a few individual issues such as 3Com Corp. weighed heavily on returns. The small cap growth portion of the Fund was down sharply for this period as small cap growth stocks as a whole tumbled in the first quarter. The small cap value strategy added to returns and it strongly outperformed its benchmark for the period. This strategy's performance was boosted by an overweight to the retail sector and an underweight to the energy sector. International equity stocks were down for the quarter but the strategy managed to outperform the benchmark by underweighting Japan. The emerging markets equity portion of the Fund added substantially to Fund performance as this strategy had an annualized return of 48.5% for the period. This exceptional return can be attributed to an overweight to the smaller markets and superior stock selection in Asia and Latin America.

--------------------------------------------------------------------------------
                          DIVERSIFIED GLOBAL STOCK FUND
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN 1
--------------------------------------------------------------------------------
                                               Annualized        Cumulative
                                               Inception         Inception
                                                to Date           to Date
--------------------------------------------------------------------------------
Diversified Global Stock, Class A                2.21%             0.67%
--------------------------------------------------------------------------------
Diversified Global Stock, Class D                0.99%             0.31%
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI DIVERSIFIED GLOBAL STOCK FUND, CLASS A AND CLASS D, VERSUS THE WILSHIRE 5000 INDEX, THE MSCI EAFE INDEX, AND THE SEICOMPOSITE BENCHMARK

[LINE GRAPH]

SEI Global Stock Fund, Class A            $10,058
Wilshire 5000 Index                       $10,064
MSCI EAFE Index                           $ 9,844
SEI Composite Benchmark*                  $10,117
SEI Global Stock Fund, Class D            $10,031

[PLOT POINTS]

SEI Global      Wilshire 5000     MSCI EAFE    SEI Composite     SEI Global
Stock Fund,         Index           Index        Benchmark*     Stock Fund,
 Class A                                                         Class D
 10,000            10,000          10,000         10,000           10,000
 10,058            10,064           9,844         10,117           10,031


1 FOR THE PERIOD ENDED MARCH 31, 1997.  PAST  PERFORMANCE  IS NO  INDICATION  OF
  FUTURE PERFORMANCE. THE PERFORMANCE OF CLASS D SHARES MAY BE LOWER THAN THE PERFORMANCE OF CLASS A SHARES BECAUSE OF DIFFERENT DISTRIBUTION FEES PAID BY CLASS D SHAREHOLDERS. CLASS A SHARES WERE OFFERED BEGINNING
  DECEMBER 9, 1996 AND CLASS D SHARES WERE OFFERED BEGINNING DECEMBER 5, 1996.

* 70% WILSHIRE 5000 INDEX, 20% MSCI EAFE INDEX AND 10% IFC INVESTABLE COMPOSITE.


                               DIVERSIFIED U.S. STOCK FUND

     OBJECTIVES: The Diversified U.S. Stock Fund seeks to provide long-term capital appreciation through a diversified U.S. equity strategy current income is an incidental consideration.
     STRATEGY: The Fund invests almost exclusively in U.S. equities. Because of this Fund's commitment to equities, it is suitable for investors with longer time horizons, who can withstand a high level of principal volatility.
     The Fund is invested primarily in large cap funds. This provides exposure to distinct styles of equity fund management, including value and growth styles. Equity styles go in and out of favor over market cycles, and diversification across these styles provides broad market exposure without a bias towards specific sectors and industries, which reduces the volatility of returns. In addition, a portion of the Fund is allocated to small cap funds to capture the enhanced returns and diversification benefits offered by smaller companies. Style diversification through style-specific equity funds lowers the risks associated with any one particular management style. The remainder of the Fund is allocated to a money market fund, providing liquidity and facilitating transactions.
     ANALYSIS: The Fund (Class A shares) had an annualized return of 12.94% for the period starting on its inception date, May 13, 1996 and ending March 31, 1997. Since July, 1996 the Fund (Class A shares) returned 13.0%, outperforming the equivalently blended benchmark by 1.2%. The large cap growth portion of the Fund had strong performance with an annual return of 18.0% for the period, outperforming its benchmark return of 14.2%. The strategy demonstrated its superior risk control as it outperformed during both bullish and bearish months. An overweight to the technology and financial services industries, as well as superior stock selection within these industries enhanced return. The Fund also benefited from the strong performance of the large cap value strategy. The strategy returned 19.2%, buoyed by the strength of the energy, technology and financial services industries. The small cap value portion of the Fund returned 13.9% over the period outperforming its benchmark by 1.6%. The main contributor to returns was the superior stock selection in the financial services, technology, producer goods and retail sectors. Also, the Fund benefited from an overweight to the retail industry and an underweight to the energy industry in the first quarter of 1997. The small cap growth portion of the Fund dropped off sharply over this ten month period. Small cap growth stocks in general were down as investors moved away from these more risky stocks.

--------------------------------------------------------------------------------
                           DIVERSIFIED U.S. STOCK FUND
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN 1
--------------------------------------------------------------------------------
                                                Annualized      Cumulative
                                                 Inception      Inception
                                                  to Date        to Date
--------------------------------------------------------------------------------
Diversified U.S. Stock, Class A                    12.94%       11.33%
--------------------------------------------------------------------------------
Diversified U.S. Stock, Class D                    12.81%        9.43%
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI DIVERSIFIED U.S. STOCK FUND, CLASS A AND CLASS D, VERSUS THE SEI COMPOSITE BENCHMARK (WILSHIRE 5000 INDEX)

[LINE GRAPH]

SEI Diversified U.S. Stock Fund, Class A            $11,070
SEI Composite Benchmark (Wilshire 5000 Index)*      $10,972

[PLOT POINTS]

SEI Diversified U.S.   SEI Composite Benchmark
Stock Fund, Class A    (Wilshire 5000 Index)*
     10,000                    10,000
     11,070                    10,972


[LINE GRAPH]

SEI Diversified U.S. Stock Fund, Class D            $11,677
SEI Composite Benchmark (Wilshire 5000 Index)*      $11,694

[PLOT POINTS]

SEI Diversified U.S.   SEI Composite Benchmark
Stock Fund, Class D    (Wilshire 5000 Index)*
    10,000                    10,000
    11,677                    11,694



1 FOR THE PERIOD ENDED MARCH 31, 1997. PAST PERFORMANCE IS NO INDICATION OF
  FUTURE PERFORMANCE. THE PERFORMANCE OF CLASS D SHARES MAY BE LOWER THAN THE PERFORMANCE OF CLASS A SHARES BECAUSE OF DIFFERENT DISTRIBUTION FEES PAID BY CLASS D SHAREHOLDERS. CLASS A SHARES WERE OFFERED BEGINNING MAY 13, 1996 AND CLASS D SHARES WERE OFFERED BEGINNING JULY 1, 1996.
* 100% WILSHIRE 5000 INDEX.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST -- MARCH 31, 1997


To the Trustees and Shareholders of
SEI Asset Allocation Trust

In our opinion, the accompanying statements of net assets and statement of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Diversified Conservative Income, Diversified Conservative, Diversified Global Moderate Growth, Diversified Moderate Growth, Diversified Global Growth, Diversified Global Stock and Diversified U.S. Stock Funds (constituting SEI Asset Allocation Trust, hereafter referred to as the "Trust") at March 31, 1997, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods presented in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at March 31, 1997 by correspondence with the transfer agent of the underlying funds, provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

May 13, 1997

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST -- MARCH 31, 1997

DIVERSIFIED CONSERVATIVE
INCOME FUND
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES      VALUE (000)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 22.9%
   SEI Institutional Managed Trust
     Large Cap Growth Portfolio       22,189        $  339
   SEI Institutional Managed Trust
     Large Cap Value Portfolio        22,544           340
   SEI Institutional Managed Trust
     Small Cap Growth Portfolio        4,823            65
   SEI Institutional Managed Trust
     Small Cap Value Portfolio         5,635            77
                                                    ------
TOTAL EQUITY FUNDS
   (Cost $818)                                         821
                                                    ------

FIXED INCOME FUNDS -- 52.1%
   SEI Institutional Managed Trust
     Core Fixed Income Portfolio     186,654         1,869
                                                    ------
TOTAL FIXED INCOME FUNDS
   (Cost $1,905)                                     1,869
                                                    ------

MONEY MARKET FUNDS -- 19.1%
   SEI Liquid Asset Trust Prime
     Obligation Portfolio            683,378           683
                                                    ------
TOTAL MONEY MARKET FUNDS
   (Cost $683)                                         683
                                                    ------
TOTAL INVESTMENTS --  94.1%
   (Cost $3,406)                                    $3,373
                                                    ======

DIVERSIFIED CONSERVATIVE
FUND
--------------------------------------------------------------------------------
                                                    MARKET
DESCRIPTION                           SHARES      VALUE (000)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 31.9%
   SEI Institutional Managed Trust
     Large Cap Growth Portfolio       53,093        $  812
   SEI Institutional Managed Trust
     Large Cap Value Portfolio        53,380           803
   SEI Institutional Managed Trust
     Small Cap Growth Portfolio       11,145           151
   SEI Institutional Managed Trust
     Small Cap Value Portfolio        13,605           186
   SEI International Trust
     International Equity Portfolio   52,156           505
                                                    ------
TOTAL EQUITY FUNDS
   (Cost $2,540)                                     2,457
                                                    ------
FIXED INCOME FUNDS -- 48.2%
   SEI Institutional Managed Trust
     Core Fixed Income Portfolio     277,409         2,777
   SEI International Trust International
     Fixed Income Portfolio           89,375           928
                                                    ------
TOTAL FIXED INCOME FUNDS
   (Cost $3,816)                                     3,705
                                                    ------
MONEY MARKET FUNDS -- 0.8%
   SEI Liquid Asset Trust Prime
     Obligation Portfolio             63,139            63
                                                    ------
TOTAL MONEY MARKET FUNDS
   (Cost $63)                                           63
                                                    ------
TOTAL INVESTMENTS -- 80.9%
   (Cost $6,419)                                    $6,225
                                                    ======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST -- MARCH 31, 1997

DIVERSIFIED GLOBAL
MODERATE GROWTH FUND
--------------------------------------------------------------------------------
                                                    MARKET
DESCRIPTION                           SHARES      VALUE (000)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 60.1%
   SEI Institutional Managed Trust
     Large Cap Growth Portfolio        1,733        $   27
   SEI Institutional Managed Trust
     Large Cap Value Portfolio         1,740            26
   SEI Institutional Managed Trust
     Small Cap Growth Portfolio          378             5
   SEI Institutional Managed Trust
      Small Cap Value Portfolio          417             6
   SEI International Trust
     International Equity Portfolio    1,963            19
   SEI International Trust Emerging
     Markets Equity Portfolio            727             9
                                                    ------
TOTAL EQUITY FUNDS
   (Cost $94)                                           92
                                                    ------
FIXED INCOME FUNDS -- 39.2%
   SEI Institutional Managed Trust
     High Yield Bond Portfolio         1,091            12
   SEI Institutional Managed Trust
     Core Fixed Income Portfolio       3,939            39
   SEI International Trust
     International Fixed
     Income Portfolio                    884             9
                                                    ------
TOTAL FIXED INCOME FUNDS
   (Cost $61)                                           60
                                                    ------
MONEY MARKET FUNDS -- 1.3%
   SEI Liquid Asset Trust Prime
     Obligation Portfolio              1,661             2
                                                    ------
TOTAL MONEY MARKET FUNDS
   (Cost $2)                                             2
                                                    ------
TOTAL INVESTMENTS -- 100.6%
   (Cost $157)                                         154
                                                    ------
OTHER ASSETS AND LIABILITIES -- (0.6%)
   Other Assets and Liabilities, Net                    (1)
                                                    ------
NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization  -- no par value) based on
   6,752 outstanding shares
   of beneficial interest                               69
Portfolio Shares of Class D (unlimited
   authorization  -- no par value) based on
   8,363 outstanding shares
   of beneficial interest                               87
Net unrealized depreciation on investments              (3)
                                                    ------
TOTAL NET ASSETS-- 100.0%                           $  153
                                                    ======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- CLASS A                        $10.15
                                                    ======

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- CLASS D                        $10.11
                                                    ======

DIVERSIFIED MODERATE
GROWTH FUND
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 53.2%
   SEI Institutional Managed Trust
     Large Cap Growth Portfolio      252,490       $ 3,861
   SEI Institutional Managed Trust
     Large Cap Value Portfolio       255,703         3,848
   SEI Institutional Managed Trust
     Small Cap Growth Portfolio       51,817           699
   SEI Institutional Managed Trust
     Small Cap Value Portfolio        62,630           858
   SEI International Trust
     International Equity Portfolio  247,609         2,397
                                                   -------
TOTAL EQUITY FUNDS
   (Cost $11,642)                                   11,663
                                                   -------
FIXED INCOME FUNDS -- 35.0%
   SEI Institutional Managed Trust
     Core Fixed Income Portfolio     574,183         5,747
   SEI International Trust
     International Fixed Income
     Portfolio                       184,862         1,919
                                                   -------
TOTAL FIXED INCOME FUNDS
   (Cost $7,862)                                     7,666
                                                   -------
MONEY MARKET FUNDS -- 0.9%
   SEI Liquid Asset Trust Prime
     Obligation Portfolio            198,528           199
                                                   -------
TOTAL MONEY MARKET FUNDS
   (Cost $199)                                         199
                                                   -------
TOTAL INVESTMENTS -- 89.1%
   (Cost $19,703)                                  $19,528
                                                   =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST -- MARCH 31, 1997

DIVERSIFIED GLOBAL
GROWTH FUND
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 75.9%
   SEI Institutional Managed Trust
     Large Cap Growth Portfolio      326,662      $  4,994
   SEI Institutional Managed Trust
     Large Cap Value Portfolio       328,620         4,946
   SEI Institutional Managed Trust
     Small Cap Growth Portfolio       70,792           956
   SEI Institutional Managed Trust
     Small Cap Value Portfolio        79,611         1,091
   SEI International Trust
     International Equity Portfolio  373,162         3,612
   SEI International Trust Emerging
     Markets Equity Portfolio        142,582         1,801
                                                   -------
TOTAL EQUITY FUNDS
   (Cost $18,184)                                   17,400
                                                   -------
FIXED INCOME FUNDS -- 18.2%
   SEI Institutional Managed Trust
     High Yield Bond Portfolio        74,833           828
   SEI Institutional Managed Trust
     Core Fixed Income Portfolio     271,610         2,719
   SEI International Trust International
     Fixed Income Portfolio           61,075           634
                                                   -------
TOTAL FIXED INCOME FUNDS
   (Cost $3,439)                                     4,181
                                                   -------
MONEY MARKET FUNDS -- 1.0%
   SEI Liquid Asset Trust Prime
     Obligation Portfolio            217,412           217
                                                   -------
TOTAL MONEY MARKET FUNDS
   (Cost $217)                                         217
                                                   -------
TOTAL INVESTMENTS -- 95.1%
   (Cost $21,840)                                   21,798
                                                   -------
OTHER ASSETS AND LIABILITIES -- 4.9%
   Other Assets and Liabilities, Net                 1,133
                                                   -------
NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization  -- no par value)
   based on 1,470,501 outstanding shares
   of beneficial interest                           15,800
Portfolio Shares of Class D (unlimited
   authorization  -- no par value)
   based on 633,124 outstanding shares
   of beneficial interest                            6,309
Undistributed net investment income                     31
Accumulated net realized gain
   on investments                                      833
Net unrealized depreciation on investments             (42)
                                                   -------
TOTAL NET ASSETS-- 100.0%                          $22,931
                                                   =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- CLASS A                        $10.91
                                                   -------

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- CLASS D                        $10.87
                                                   =======
DIVERSIFIED GLOBAL
STOCK FUND
--------------------------------------------------------------------------------
                                                    MARKET
DESCRIPTION                           SHARES      VALUE (000)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 98.9%
   SEI Institutional Managed Trust
     Large Cap Growth Portfolio       89,964        $1,376
   SEI Institutional Managed Trust
     Large Cap Value Portfolio        90,252         1,358
   SEI Institutional Managed Trust
     Small Cap Growth Portfolio       19,458           263
   SEI Institutional Managed Trust
     Small Cap Value Portfolio        21,892           300
   SEI International Trust
     International Equity Portfolio  103,451         1,001
   SEI International Trust Emerging
     Markets Equity Portfolio         39,742           502
                                                    ------
TOTAL EQUITY FUNDS
   (Cost $4,933)                                     4,800
                                                    ------
MONEY MARKET FUNDS -- 1.0%
   SEI Liquid Asset Trust Prime
     Obligation Portfolio             48,488            48
                                                    ------
TOTAL MONEY MARKET FUNDS
   (Cost $48)                                           48
                                                    ------
TOTAL INVESTMENTS -- 99.9%
   (Cost $4,981)                                     4,848
                                                    ------
OTHER ASSETS AND LIABILITIES -- 0.1%
   Other Assets and Liabilities, Net                     5
                                                    ------
NET ASSETS:
Portfolio Shares of Class A (unlimited
    authorization  -- no par value) based on
    478,954 outstanding shares
    of beneficial interest                           4,813
Portfolio Shares of Class D (unlimited
   authorization  -- no par value) based on
   4,560 outstanding shares
   of beneficial interest                               47
Accumulated net realized gain
   on investments                                      126
Net unrealized depreciation on investments            (133)
                                                    ------
TOTAL NET ASSETS -- 100.0%                          $4,853
                                                    ======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                       $10.04
                                                    ======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS D                       $10.01
                                                    ======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST -- MARCH 31, 1997

DIVERSIFIED U.S.
STOCK FUND
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                            SHARES   VALUE (000)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 98.2%
   SEI Institutional Managed Trust
     Large Cap Growth Portfolio      400,477       $ 6,124
   SEI Institutional Managed Trust
     Large Cap Value Portfolio       400,749         6,031
   SEI Institutional Managed Trust
     Small Cap Growth Portfolio       87,319         1,179
   SEI Institutional Managed Trust
     Small Cap Value Portfolio        98,102         1,344
                                                   -------
TOTAL EQUITY FUNDS
   (Cost $14,414)                                   14,678
                                                   -------

MONEY MARKET FUNDS -- 1.0%
   SEI Liquid Asset Trust Prime
     Obligation Portfolio            156,367           156
                                                   -------
TOTAL MONEY MARKET FUNDS
   (Cost $156)                                         156
                                                   -------
TOTAL INVESTMENTS -- 99.2%
   (Cost $14,570)                                   14,834
                                                   -------
OTHER ASSETS AND LIABILITIES -- 0.8%
   Other Assets and Liabilities, Net                   116
                                                   -------
NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization  -- no par value) based on
   796,457 outstanding shares
   of beneficial interest                            8,718
Portfolio Shares of Class D (unlimited
   authorization  -- no par value) based on
   519,919 outstanding shares
   of beneficial interest                            5,172
Accumulated net realized gain
   on investments                                      796
Net unrealized appreciation
   on investments                                      264
                                                   -------
TOTAL NET ASSETS -- 100.0%                         $14,950
                                                   =======

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                       $11.38
                                                   =======

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS D                       $11.32
                                                   =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (000)
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST -- MARCH 31, 1997

                                      ------------  ------------    -----------
                                       DIVERSIFIED                  DIVERSIFIED
                                      CONSERVATIVE   DIVERSIFIED     MODERATE
                                         INCOME     CONSERVATIVE      GROWTH
                                          FUND          FUND           FUND
                                      ------------  ------------    -----------
ASSETS:
   Investments at value
     (cost $3,406, $6,419
     and $19,703, respectively)          $3,373       $6,225         $19,528
   Cash                                      --            1              --
   Deferred organization costs               16           17              16
   Prepaid state registration fees           10           10              28
   Dividends receivable                      12           13              28
   Investment securities sold                --           --               3
   Capital shares issued                    170        1,451           2,364
   Receivable from Administrator             33           29              16
                                         ------       ------         -------
         Total assets                     3,614        7,746          21,983
                                         ------       ------         -------
LIABILITIES:
   Investment securities purchased           12           14              28
   Capital shares redeemed                   --           22               2
   Other liabilities                         16           17              42
                                         ------       ------         -------
         Total liabilities                   28           53              72
                                         ------       ------         -------
         Net assets:                     $3,586       $7,693         $21,911
                                         ======       ======         =======
NET ASSETS:
Portfolio Shares of Class A
   (unlimited  authorization --
   no par value) based on
   282,815; 622,227 and 1,438,190,
   respectively, of outstanding
   shares of beneficial interest          2,921        6,003          15,215
Portfolio Shares of Class D (unlimited
   authorization--no par value)
   based on 57,468; 177,818 and 606,319,
   respectively, ofoutstanding shares
   of beneficial interest                   593        1,647           6,080
Undistributed net investment income          31           27              57
Accumulated net realized gain on
   investments                               74          210             734
Net unrealized depreciation on investments  (33)        (194)           (175)
                                         ------       ------         -------
TOTAL NET ASSETS-- 100.0%                $3,586       $7,693         $21,911
                                         ======       ======         =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- CLASS A             $10.55        $9.62          $10.74
                                         ======       ======         =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- CLASS D             $10.49        $9.58          $10.67
                                         ======       ======         =======

STATEMENT OF OPERATIONS (000)
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST -- FOR THE PERIOD ENDED MARCH 31, 1997

                                         ------------  ------------    ---------------
                                         DIVERSIFIED                     DIVERSIFIED
                                         CONSERVATIVE   DIVERSIFIED        GLOBAL
                                            INCOME     CONSERVATIVE        MODERATE
                                             FUND (1)      FUND (2)    GROWTH FUND (3)
                                         ------------  ------------   ----------------
INVESTMENT INCOME:
   Dividends                                 $ 80          $100           $ --
                                             ----          ----           ----
EXPENSES:
   Administration fees                          3             5             --
   Less administration fees waived             (3)           (5)            --
   Investment advisory fees                     2             3             --
   Less investment advisory fees waived        (2)           (3)            --
   Reimbursement by administrator             (68)          (62)           (17)
   Custodian fees                               2             2             --
   Transfer agent fees                         33            32             14
   Professional fees                            5             6              3
   Registration & filing fees                  20            20             --
   Printing fees                                6             2             --
   Trustee fees                                 1             1             --
   Distribution & shareholder
     servicing fees*                            3            12             --
   Amortization of deferred
     organization costs                         3             3             --
   Miscellaneous fees                          --            --             --
                                             ----          ----          -----
         Total expenses                         5            16             --
                                             ----          ----          -----
NET INVESTMENT INCOME                          75            84             --
                                             ----          ----          -----
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
   Capital gain received from investments      62           142             --
   Net realized gain (loss) from
     security transactions                     12            94             --
   Net change in unrealized
     appreciation (depreciation) on
     investments                              (33)         (194)            (3)
                                             ----          -----         -----
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                           $116          $126          $  (3)
                                             ====          ====          =====

*ALL DISTRIBUTION AND SHAREHOLDER SERVICING FEES ARE INCURRED AT THE
 CLASS D LEVEL.
(1) COMMENCED OPERATIONS 06/13/96.
(2) COMMENCED OPERATIONS 06/26/96.
(3) COMMENCED OPERATIONS 12/05/96.
(4) COMMENCED OPERATIONS 05/30/96.
(5) COMMENCED OPERATIONS 05/13/96.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



                                         ------------  -----------    -----------  -----------
                                         DIVERSIFIED   DIVERSIFIED    DIVERSIFIED
                                           MODERATE       GLOBAL         GLOBAL    DIVERSIFIED
                                            GROWTH        GROWTH         STOCK     U.S. STOCK
                                             FUND (4)     FUND (4)      FUND (3)     FUND (5)
                                         ------------  ------------   -----------  -----------
INVESTMENT INCOME:
   Dividends                                 $288          $190           $  8       $  66
                                             ----          ----           ----       -----
EXPENSES:
   Administration fees                         21            21              2          17
   Less administration fees waived            (21)          (21)            (2)        (17)
   Investment advisory fees                    10            10              1           8
   Less investment advisory fees waived       (10)          (10)            (1)         (8)
   Reimbursement by administrator            (113)         (115)           (27)       (115)
   Custodian fees                              10            10            --            8
   Transfer agent fees                         43            43             15          42
   Professional fees                           19            19              5          16
   Registration & filing fees                  26            27              2          25
   Printing fees                               15            16              4          23
   Trustee fees                                 7             7              1           6
   Distribution & shareholder
     servicing fees*                           42            45             --          38
   Amortization of deferred
     organization costs                         3             3             --           3
   Miscellaneous fees                           3             3              1           2
                                             ----          ----           ----       -----
         Total expenses                        55            58              1           48
                                             ----          ----           ----       ------
NET INVESTMENT INCOME                         233           132              7           18
                                             ----          ----           ----       ------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
   Capital gain received from investments     730           835            127          862
   Net realized gain (loss) from
     security transactions                     28             5             --          (49)
   Net change in unrealized
     appreciation (depreciation) on
     investments                             (175)          (42)          (133)         264
                                             ----          ----           ----       ------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                           $816          $930           $  1       $1,095
                                             ====          ====           =====      ======

STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST -- FOR THE PERIOD ENDED MARCH 31, 1997

                                                                              ------------          -----------
                                                                              DIVERSIFIED
                                                                              CONSERVATIVE          DIVERSIFIED
                                                                                INCOME              CONSERVATIVE
                                                                                FUND (1)             FUND (2)
                                                                              ------------          -----------

                                                                                 1997                  1997
                                                                              ------------          -----------
OPERATIONS:
   Net investment income                                                       $   75                 $  84
   Capital gain received from investments                                          62                   142
   Net realized gain (loss) from security transactions                             12                    94
   Net change in unrealized appreciation (depreciation) on investments            (33)                 (194)
                                                                               ------                 -----
Net increase (decrease) in net assets resulting from operations                   116                   126
                                                                               ------                 -----

DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class A                                                                      (36)                  (33)
     Class D                                                                       (8)                  (24)
   Net realized gains:
     Class A                                                                       --                   (14)
     Class D                                                                       --                   (12)
                                                                               ------                 -----
   Total dividends distributed                                                    (44)                  (83)
                                                                               ------                 -----
CAPITAL SHARE TRANSACTIONS:
CLASS A:
   Proceeds from shares issued                                                  3,329                 6,012
   Shares issued in lieu of cash distributions                                     30                    40
   Cost of shares redeemed                                                       (534)                  (49)
                                                                               ------                ------
   Increase in net assets derived from Class A transactions                     2,825                 6,003
                                                                               ------                ------
CLASS D:
   Proceeds from shares issued                                                    635                 3,171
   Shares issued in lieu of cash distributions                                      8                    36
   Cost of shares redeemed                                                        (51)               (1,561)
                                                                               ------                ------
   Increase in net assets derived from Class D transactions                       592                 1,646
                                                                               ------                ------
   Increase in net assets derived from capital share transactions               3,417                 7,649
                                                                               ------                ------
   Net increase in net assets                                                   3,489                 7,692
                                                                               ------                ------
NET ASSETS:
   Beginning of period                                                             97                     1
                                                                               ------                ------
   End of period                                                               $3,586                $7,693
                                                                               ======                ======
CAPITAL SHARE TRANSACTIONS:
CLASS A:
   Shares issued                                                                  321                   623
   Shares issued in lieu of cash distributions                                      3                     4
   Shares redeemed                                                                (51)                   (5)
                                                                               ------                ------
     Total Class A transactions                                                   273                   622
                                                                               ------                ------
CLASS D:
   Shares issued                                                                   62                   342
   Shares issued in lieu of cash distributions                                      1                     4
   Shares redeemed                                                                 (5)                 (168)
                                                                               ------                ------
     Total Class D transactions                                                    58                   178
                                                                               ------                ------
   Increase in capital shares                                                     331                   800
                                                                               ======                ======

(1) COMMENCED OPERATIONS 06/13/96.
(2) COMMENCED OPERATIONS 06/26/96.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                          ---------  -----------   ----------    -----------    -----------
                                                         DIVERSIFIED
                                                           GLOBAL    DIVERSIFIED   DIVERSIFIED    DIVERSIFIED
                                                          MODERATE     MODERATE      GLOBAL         GLOBAL       DIVERSIFIED
                                                           GROWTH       GROWTH       GROWTH         STOCK        U.S. STOCK
                                                           FUND (3)    FUND (4)     FUND (4)       FUND (3)       FUND (5)
                                                          ---------  -----------   ----------    -----------     ----------
                                                            1997         1997          1997          1997           1997
                                                          ---------  -----------   ----------    -----------     ----------
OPERATIONS:
   Net investment income                                    $ --      $   233      $    132       $      7         $    18
   Capital gain received from investments                     --          730           835            127             862
   Net realized gain (loss) from
      security transactions                                   --           28             5             --             (49)
   Net change in unrealized appreciation
      (depreciation) on investments                           (3)        (175)          (42)          (133)            264
                                                            ----      -------      --------       --------         -------
Net increase (decrease) in net assets
       resulting from operations                              (3)         816           930              1           1,095
                                                            ----      -------      --------       --------         -------

DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class A                                                  --         (115)          (70)            (8)            (26)
     Class D                                                  --          (61)          (31)            --              (9)
   Net realized gains:                                        --          (14)           (4)            --              --
     Class A                                                  --          (10)           (3)            --              --
     Class D                                                ----      -------       -------       --------         -------
                                                              --         (200)         (108)            (8)            (35)
   Total dividends distributed                              ----      -------       -------       --------         -------

CAPITAL SHARE TRANSACTIONS:
CLASS A:                                                      72       16,131        16,553          4,833          10,616
   Proceeds from shares issued                                --          123            70              8              22
   Shares issued in lieu of cash
     distributions                                            (3)      (1,040)         (824)           (28)         (1,921)
   Cost of shares redeemed                                  ----      -------       -------       --------         -------
   Increase in net assets derived from
     Class A transactions                                     69       15,214        15,799          4,813           8,717
                                                            ----      -------       -------       --------         -------
CLASS D:
   Proceeds from shares issued                                87        7,822         7,566             47           6,308
   Shares issued in lieu of
     cash distributions                                       --           71            34             --               9
   Cost of shares redeemed                                    --       (1,813)       (1,291)            --          (1,145)
                                                            ----      -------       -------       --------         -------
   Increase in net assets derived from
     Class D transactions                                     87        6,080         6,309             47           5,172
                                                            ----      -------       -------       --------         -------
   Increase in net assets derived from
     capital share transactions                              156       21,294        22,108          4,860          13,889
                                                            ----      -------       -------       --------         -------
   Net increase in net assets                               $153       21,910        22,930          4,853          14,949
                                                            ----      -------       -------       --------         -------
NET ASSETS:
   Beginning of period                                        --            1             1             --               1
                                                            ----      -------       -------       --------         -------
   End of period                                             153      $21,911       $22,931       $  4,853         $14,950
                                                            ====      =======       =======       ========         =======
CAPITAL SHARE TRANSACTIONS:
CLASS A:
   Shares issued                                               7        1,525         1,539             481            982
   Shares issued in lieu of cash distributions                --           12             7               1              2
   Shares redeemed                                            --          (99)          (75)             (3)          (188)
                                                            ----      -------      --------        --------        -------
     Total Class A transactions                                7        1,438         1,471             479            796
                                                            ----      -------      --------        --------        -------
CLASS D:
   Shares issued                                               8          779           757               5            631
   Shares issued in lieu of cash distributions                --            6             3              --              1
   Shares redeemed                                            --         (179)         (127)             --           (112)
                                                            ----      -------      --------        --------        -------
     Total Class D transactions                                8          606           633               5            520
                                                            ----      -------      --------        --------        -------
   Increase in capital shares                                 15        2,044         2,104             484          1,316
                                                            ====      =======      ========        ========        =======


(3) COMMENCED OPERATIONS 12/05/96.
(4) COMMENCED OPERATIONS 05/30/96.
(5) COMMENCED OPERATIONS 05/13/96.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST




FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MARCH 31, 1997


                                                                                                                   RATIO OF NET
                                                                                                                    INVESTMENT
                                                                                                           RATIO OF   INCOME/
                                                                                                         EXPENSES TO (LOSS) TO
                                                                                                           AVERAGE   AVERAGE
                                                                                               RATIO OF NET  NET       NET
                                     DISTRI-                                                      INVEST-  ASSETS     ASSETS
              NET              NET   BUTIONS                                            RATIO OF   MENT  (EXCLUDING (EXCLUDING
             ASSET   NET    REALIZED  FROM     DISTRI-       NET                        EXPENSES  INCOME/  WAIVERS   WAIVERS   PORT-
             VALUE  INVEST-    AND     NET     BUTIONS      ASSET             NET ASSETS   TO    (LOSS) TO   AND       AND     FOLIO
           BEGINNING MENT  UNREALIZED INVEST-   FROM        VALUE               END OF   AVERAGE  AVERAGE    REIM-     REIM-   TURN-
              OF    INCOME  GAINS ON   MENT    CAPITAL      END OF    TOTAL     PERIOD     NET      NET      BURSE-    BURSE-  OVER
            PERIOD  (LOSS) SECURITIES INCOME    GAINS       PERIOD    RETURN     (000)    ASSETS   ASSETS    MENT)     MENT)   RATE
------------------------------------------------------------------------------------------------------------------------------------

-------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND
-------------------------------------
  CLASS A
  1997(1) # $10.12  $0.37    $0.27   ($0.21)      --        $10.55     6.35%**  $ 2,983   0.12%*    4.38%*   3.65%*+   0.85%*+   27%
  CLASS D
  1997(2) # $10.09  $0.27    $0.30   ($0.17)      --        $10.49     5.67%**   $  603   1.12%*    3.37%*     N/A++     N/A++   27%

------------------------------
DIVERSIFIED CONSERVATIVE FUND
------------------------------
  CLASS A
  1997(3) # $ 9.26  $0.26    $0.35   ($0.18)  ($0.07)      $  9.62     6.54%**  $ 5,989   0.12%*    3.56%*   2.75%*+   0.93%*+   65%
  CLASS D
  1997(4) # $ 9.33  $0.19    $0.26   ($0.13)  ($0.07)       $ 9.58     4.84%**  $ 1,704   1.12%*    2.60%*   3.72%*+   0.00%*+   65%

----------------------------------------
DIVERSIFIED GLOBAL MODERATE GROWTH FUND
----------------------------------------
  CLASS A
  1997(6) # $10.00  $0.06    $0.14   ($0.05)      --        $10.15     1.96%**    $  68   0.12%*    2.03%*     N/A++     N/A++    3%
  CLASS D
  1997(5) # $10.00  $0.02    $0.13   ($0.04)      --        $10.11     1.52%**    $  85   1.12%*    0.60%*     N/A++     N/A++    3%

---------------------------------
DIVERSIFIED MODERATE GROWTH FUND
---------------------------------
  CLASS A
  1997(7) # $10.19  $0.23    $0.50   ($0.16)  ($0.02)       $10.74     7.12%**  $15,440   0.12%*    2.64%*   1.45%*+   1.31%*+   22%
  CLASS D
  1997(8) # $10.21  $0.15    $0.44   ($0.11)  ($0.02)       $10.67     5.71%**  $ 6,471   1.12%*    1.63%*   2.57%*+   0.18%*+   22%

-------------------------------
DIVERSIFIED GLOBAL GROWTH FUND
-------------------------------
  CLASS A
  1997(1) # $10.19  $0.15    $0.68   ($0.10)  ($0.01)       $10.91     8.10%**  $16,049   0.12%*    1.74%*   1.53%*+   0.33%*+   13%
  CLASS D
  1997(8) # $10.24  $0.06    $0.63   ($0.05)  ($0.01)       $10.87     6.69%**  $ 6,882   1.12%*    0.71%*   2.56%*+  (0.73%)*+  13%

------------------------------
DIVERSIFIED GLOBAL STOCK FUND
------------------------------
  CLASS A
  1997(10) #$10.00  $0.02    $0.05   ($0.03)      --        $10.04     0.67%**  $ 4,807   0.12%*    0.65%*   2.13%*+  (1.36%)*+   --
  CLASS D
  1997(5) # $10.00 ($0.03)   $0.06   ($0.02)      --        $10.01     0.31%**    $  46   1.12%*   (1.06%)*    N/A++      N/A++   --

----------------------------
DIVERSIFIED U.S. STOCK FUND
----------------------------
  CLASS A
  1997(9) # $10.27  $0.07    $1.09   ($0.05)      --        $11.38    11.33%**  $ 9,065   0.12%*    0.72%*   1.84%*+  (1.00%)*+  28%
  CLASS D
  1997(4) # $10.36 ($0.03)   $1.01   ($0.02)      --        $11.32     9.43%**  $ 5,885   1.12%*   (0.39%)*  2.75%*+  (2.02%)*+  28%

+ RATIOS REFLECT THE IMPACT OF THE INITIAL LOW LEVEL OF AVERAGE NET ASSETS ASSOCIATED WITH COMMENCEMENT OF OPERATIONS AND THE EFFECTS OF ANNUALIZATION.
++ RATIO IS NOT MEANINGFUL DUE TO LOW LEVEL OF ASSETS AND BECAUSE SEI
   INVESTMENTS WILL BEAR ALL EXPENSES EXCEEDING SPECIFIC LIMITATIONS.
 # PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.
*  ANNUALIZED.
** TOTAL RETURN HAS NOT BEEN ANNUALIZED.
 (1) COMMENCED OPERATIONS 06/13/96.
 (2) COMMENCED OPERATIONS 06/21/96.
 (3) COMMENCED OPERATIONS 06/26/96.
 (4) COMMENCED OPERATIONS 07/01/96.
 (5) COMMENCED OPERATIONS 12/05/96.
 (6) COMMENCED OPERATIONS 12/13/96.
 (7) COMMENCED OPERATIONS 06/10/96.
 (8) COMMENCED OPERATIONS 05/30/96.
 (9) COMMENCED OPERATIONS 05/13/96.
(10) COMMENCED OPERATIONS 12/09/96.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST -- MARCH 31, 1997


1.   ORGANIZATION:
SEI Asset Allocation Trust, (the "Trust") is organized as a Massachusetts Business Trust under a Declaration of Trust dated November 20, 1995 and had no operations through May 12, 1996, other than those related to organizational matters and the sale of initial shares to SEI Financial Management (the "Manager"). Each Fund and class of shares commenced operations upon the purchase of fund shares other than the initial shares purchased by the Manager. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with seven diversified Funds: Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Global Moderate Growth Fund, Diversified Moderate Growth Fund, Diversified Global Growth Fund, Diversified Global Stock Fund and Diversified U.S. Stock Fund. Each Fund offers shareholders the opportunity to invest in certain of the underlying Portfolios, which are separately- managed series of the following investment companies: SEI Institutional Managed Trust, SEI International Trust, and SEI Liquid Asset Trust. The Declaration of Trust permits the Trust to offer separate classes of shares in each Fund, Class A Shares and Class D Shares. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Fund's prospectus provides a description of each Fund's investment objectives, policies and strategies.

2.   SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of the significant accounting policies followed by the Funds.
     SECURITY VALUATION -- The assets of each Fund consist primarily of the underlying Portfolios, which are valued at their respective net asset values. The underlying Portfolios' investments in equity securities which are traded on a national securities exchange (or reported on NASDAQ national market system) are stated at the last quoted sales priceif readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale price was reported on that date are stated at the last quoted bid price. Debt obligations with remaining maturities in excess of sixty days are valued at the most recently quoted bid price. Debt obligations with remaining maturities of sixty days or less are valued at their amortized cost.
     FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Internal Revenue Code. Accordingly, no provision for Federal income taxes is required in the accompanying financial statements.
     SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.
     CLASSES -- Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.
     EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets.

3.   INVESTMENT ADVISORY, MANAGEMENT, DISTRIBUTION AND SHAREHOLDER SERVICING
AGREEMENTS:
Under the Investment Advisory Agreement with the Trust, SEI Financial Management Corporation ("SFM" or the "Adviser") acts as the investment adviser to each Fund. For its investment advisory services to the Trust, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .10% of each Fund's average daily net assets.
     Under the Administration Agreement with the Trust, the Manager provides the Trust with overall management services and shareholder servicing. For these services to the Funds, the Manager is entitled to a fee, which is calculated daily and paid monthly,

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST -- MARCH 31, 1997

at an annual rate of .20% of the average daily net assets of each Fund. The Manager and the Adviser have agreed to waive their fee so that the total annual expenses of each fund will not exceed the expense limitations adopted by the Manager. This waiver may be terminated by the Manager and Advisor at any time at their sole discretion. In the event that the total annual expenses of the Fund, after reflecting a waiver of all fees by the Manager and the Adviser, exceed the specific limitation, the Manager has agreed to bear such excess.
     SEI Financial Services Company (the "Distributor"), a wholly-owned subsidiary of SEI Investments, serves as each Fund's distributor pursuant to a distribution agreement (the "Distribution Agreement") with the Trust. The Trustees of the Trust have adopted a distribution and service plan for the Trust's Class D shares (the "Class D Plan") pursuant to Rule 12b-1 under the 1940 Act. The Class D Plan provides for payments to the distributor for distribution-related services at an annual rate of .75% of each Fund's average daily net assets attributable to Class D Shares. In addition, each Fund is authorized to pay the Distributor a fee in connection with the ongoing servicing of shareholder accounts owning such Class D Shares, calculated and payable monthly, at an annual rate of .25% of the value of the average daily net assets attributable to Class D Shares of the Fund.

4.   ORGANIZATIONAL COSTS AND TRANSACTIONS WITH AFFILIATES:
Organizational costs have been capitalized by the Trust and are being amortized over 60 months commencing with operations. In the event any of the initial shares are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Trust will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption. These costs include legal fees of approximately $50,000 for organizational work performed by a law firm of which an officer and Trustee of the Trust are Partners.
     Certain officers of the Trust are also officers of the Manager and Adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance of quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Manager.

5.   INVESTMENT TRANSACTIONS:
The cost of security purchases and the proceeds from the sale of securities during the year ended March 31, 1997 were as follows:

                                                   TOTAL
                                                   (000)
                                                  -------
Diversified Conservative Income Fund
PURCHASES...................................    $  3,846
SALES.......................................         458

Diversified Conservative Fund
PURCHASES...................................    $  8,372
SALES.......................................       2,027

Diversified Global Moderate Growth Fund
PURCHASES...................................    $    160
SALES.......................................           2

Diversified Moderate Growth Fund
PURCHASES...................................    $ 22,352
SALES.......................................       2,711

Diversified Global Growth Fund
PURCHASES...................................    $ 23,337
SALES.......................................       1,546

Diversified Global Stock Fund
PURCHASES...................................    $  4,987
SALES.......................................           6

Diversified U.S. Stock Fund
PURCHASES...................................    $ 17,330
SALES.......................................       2,686

At March 31, 1997, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial report-ing purposes. The aggregate gross unrealized appreciation and depreciation on investment securities at March 31, 1997 for each Fund is as follows:

                                                  NET
                                              UNREALIZED
                    APPRECIATED  DEPRECIATED APPRECIATION/
                    SECURITIES   SECURITIES  DEPRECIATION
                       (000)        (000)        (000)
                    -----------  ----------- ------------
Diversified
   Conservative
   Income              $ 28        $  (61)     $  (33)
Diversified
   Conservative          40          (234)       (194)
Diversified
   Global
   Moderate
   Growth                --            (3)         (3)
Diversified
   Moderate
   Growth               420          (595)       (175)
Diversified
   Global
   Growth               647          (689)        (42)
Diversified
   Global Stock          60          (193)       (133)
Diversified
   U.S. Stock           724          (460)        264

NOTICE TO SHAREHOLDERS
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST -- MARCH 31, 1997 (UNAUDITED)

For shareholders that do not have a March 31, 1997 taxable year end, this notice is for informational purposes only. For shareholders with a March 31, 1997 taxable year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended March 31, 1997 the Portfolios of the SEI Asset Allocation Trust are designating long term capital gains and qualifying dividend income with regard to distributions paid during the year as follows:

                                        (A)             (B)
                                     LONG TERM       ORDINARY
                                   CAPITAL GAINS      INCOME           TOTAL
                                   DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS
PORTFOLIO                           (TAX BASIS)     (TAX BASIS)     (TAX BASIS)
----------                         -------------   -------------   -------------
Diversified Conservative Income          0%            100%            100%
Diversified Conservative                 0%            100%            100%
Diversified Global Moderate Growth       0%            100%            100%
Diversified Moderate Growth              0%            100%            100%
Diversified Global Growth                0%            100%            100%
Diversified Global Stock                 0%            100%            100%
Diversified U.S. Stock                   0%            100%            100%

                                        (C)            (D)              (E)
                                    QUALIFYING      TAX-EXEMPT         FOREIGN
PORTFOLIO                          DIVIDENDS(1)      INTEREST        TAX CREDIT
----------                         ------------     ----------       ----------
Diversified Conservative Income         16%             0%              0%
Diversified Conservative                18%             0%              0%
Diversified Global Moderate Growth      19%             0%              0%
Diversified Moderate Growth             27%             0%              0%
Diversified Global Growth               21%             0%              0%
Diversified Global Stock                 0%             0%              0%
Diversified U.S. Stock                  17%             0%              0%


(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

* Items (A) and (B) are based on the percentage of each Portfolio's total distribution.
** Items (C) and (D)are based on the percentage of ordinary income distributions of each Portfolio.

======================================
SEI ASSET ALLOCATION TRUST
======================================
ANNUAL REPORT
======================================
MARCH 31, 1997

Robert A. Nesher
CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
Frank E. Morris
James M. Storey
George J. Sullivan, Jr.

OFFICERS
David G. Lee
PRESIDENT AND CHIEF EXECUTIVE OFFICER
Mark Nagle
CONTROLLER AND CHIEF FINANCIAL OFFICER
Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY
Kathryn L. Stanton
VICE PRESIDENT, ASSISTANT SECRETARY
Sandra K. Orlow
VICE PRESIDENT, ASSISTANT SECRETARY
Kevin P. Robins
VICE PRESIDENT, ASSISTANT SECRETARY
Barbara A. Nugent
VICE PRESIDENT, ASSISTANT SECRETARY
Marc H. Cahn
VICE PRESIDENT, ASSISTANT SECRETARY
Richard W. Grant
SECRETARY
John H. Grady, Jr.
ASSISTANT SECRETARY

INVESTMENT ADVISER
SEI Financial Management Corporation

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Fund Management

DISTRIBUTOR
SEI Financial Services Company

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP









THIS ANNUAL REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST AND MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. SHARES OF THE SEI FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SEI FINANCIAL SERVICES COMPANY, THE DISTRIBUTOR OF THE SEI FUNDS, IS NOT AFFILIATED WITH ANY BANK.
FOR MORE INFORMATION CALL 1 [BULLET] 800[BULLET] DIAL [BULLET] SEI/1 [BULLET] 800 [BULLET] 342[BULLET] 5734

[SEI LOGO]
FINANCIAL
SERVICES
COMPANY
Oaks, PA 19456
800-DIAL-SEI/800-342-5734
SEI-F-121-01